Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of March 31, 2021 and 2020:

	As of March 31,	As of March 31,
	2021	2020
Buildings	$12,813,510	$9,590,058
Machinery	2,867,046	2,339,879
Furniture, fixture and electronic equipment	231,929	163,819
Vehicles	147,132	131,381
Total property plant and equipment, at cost	16,059,617	12,225,137
Less: accumulated depreciation	(5,545,586)	(4,328,636)
Property, plant and equipment, net	$10,514,031	$7,896,501

As of March 31, 2021 and 2020, the Company pledged its building with a carrying value of approximately $5.1 million and $5.1 million, respectively, as the collateral for short-term bank loans (see Note 9).

Depreciation expense was $849,454, $674,247 and $682,462 for the years ended March 31, 2021, 2020 and 2019, respectively. Depreciation allocated as manufacturing overhead to inventories was $589,610, $555,636 and $568,017 for the years ended March 31, 2021, 2020 and 2019, respectively.